UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

CIBC Atlas Disciplined Equity Fund

Institutional Class Shares - AWEIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Disciplined Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Disciplined Equity Fund, Institutional Class Shares	$36	0.72%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,477,522,234	67	$5,154,478	9%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 32.0%
Communication Services 12.7%
Financials 12.5%
Consumer Discretionary 11.0%
Health Care 10.1%
Industrials 8.6%
Energy 3.3%
Materials 2.7%
Consumer Staples 2.2%
Real Estate 2.1%
Utilities 1.7%
Short-Term Investment 1.2%

Table Summary
Value	Value
Short-Term Investment	1.2%
Utilities	1.7%
Real Estate	2.1%
Consumer Staples	2.2%
Materials	2.7%
Energy	3.3%
Industrials	8.6%
Health Care	10.1%
Consumer Discretionary	11.0%
Financials	12.5%
Communication Services	12.7%
Information Technology	32.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	8.1%
Alphabet, Cl A	6.9%
Microsoft	6.2%
Amazon.com	6.0%
Apple	6.0%
Broadcom	2.8%
Visa, Cl A	2.8%
Meta Platforms, Cl A	2.7%
JPMorgan Chase	1.9%
Exxon Mobil	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-328-3863

  https://private-wealth.us.cibc.com/cibc-atlas-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-328-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

AWEIX-SAR-2026

The Advisors' Inner Circle Fund

CIBC Atlas Mid Cap Equity Fund

Institutional Class Shares - AWMIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Mid Cap Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Mid Cap Equity Fund, Institutional Class Shares	$41	0.83%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$669,318,861	73	$2,699,698	6%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Industrials 27.9%
Information Technology 20.2%
Consumer Discretionary 19.1%
Health Care 11.9%
Financials 8.1%
Energy 3.9%
Consumer Staples 3.5%
Utilities 1.9%
Short-Term Investment 1.7%
Communication Services 1.6%
Real Estate 0.3%

Table Summary
Value	Value
Real Estate	0.3%
Communication Services	1.6%
Short-Term Investment	1.7%
Utilities	1.9%
Consumer Staples	3.5%
Energy	3.9%
Financials	8.1%
Health Care	11.9%
Consumer Discretionary	19.1%
Information Technology	20.2%
Industrials	27.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Howmet Aerospace	4.9%
Vertiv Holdings, Cl A	4.0%
Ross Stores	3.5%
Monolithic Power Systems	3.2%
Ameriprise Financial	2.8%
Marriott International, Cl A	2.8%
Cheniere Energy	2.6%
Royal Caribbean Cruises	2.5%
Cencora	2.5%
Datadog, Cl A	2.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-328-3863

  https://private-wealth.us.cibc.com/cibc-atlas-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-328-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

AWMIX-SAR-2026

The Advisors' Inner Circle Fund

CIBC Atlas Income Opportunities Fund

Institutional Class Shares - AWIIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Income Opportunities Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Income Opportunities Fund, Institutional Class Shares	$34	0.68%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$525,894,271	95	$1,721,882	11%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 18.3%
Financials 14.2%
U.S. Treasury Obligations 13.3%
Industrials 8.7%
Consumer Discretionary 7.5%
Mortgage-Backed Securities 6.9%
Health Care 6.3%
Energy 5.6%
Communication Services 3.7%
Utilities 3.0%
Materials 2.9%
Real Estate 2.3%
Consumer Staples 2.2%
Exchange-Traded Fund 2.2%
Short-Term Investment 2.2%
Preferred Stock 0.4%
Written Options -0.1%

Table Summary
Value	Value
Written Options	-0.1%
Preferred Stock	0.4%
Short-Term Investment	2.2%
Exchange-Traded Fund	2.2%
Consumer Staples	2.2%
Real Estate	2.3%
Materials	2.9%
Utilities	3.0%
Communication Services	3.7%
Energy	5.6%
Health Care	6.3%
Mortgage-Backed Securities	6.9%
Consumer Discretionary	7.5%
Industrials	8.7%
U.S. Treasury Obligations	13.3%
Financials	14.2%
Information Technology	18.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	4.4%
Apple	4.2%
Broadcom	3.9%
U.S. Treasury Bonds, 4.13%, 8/15/2053	3.5%
U.S. Treasury Bonds, 3.88%, 5/15/2043	3.1%
U.S. Treasury Notes, 4.00%, 7/31/2029	3.0%
U.S. Treasury Bonds, 4.38%, 5/15/2041	2.7%
Visa, Cl A	2.5%
NVIDIA	2.2%
Invesco Senior Loan ETF	2.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-328-3863

  https://private-wealth.us.cibc.com/cibc-atlas-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-328-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

AWIIX-SAR-2026

The Advisors' Inner Circle Fund

CIBC Atlas All Cap Growth Fund

Institutional Class Shares - AWGIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas All Cap Growth Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas All Cap Growth Fund, Institutional Class Shares	$45	0.92%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$291,179,959	31	$1,246,134	26%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology
36.5%
Industrials
29.8%
Consumer Discretionary
9.3%
Communication Services
9.3%
Financials
6.9%
Health Care
6.1%
Short-Term Investment
1.8%

Table Summary
Value	Value
Short-Term Investment	1.8%
Health Care	6.1%
Financials	6.9%
Communication Services	9.3%
Consumer Discretionary	9.3%
Industrials	29.8%
Information Technology	36.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	8.1%
GE Vernova	7.2%
Quanta Services	7.0%
Amazon.com	6.5%
Howmet Aerospace	5.5%
Broadcom	5.4%
General Electric	5.0%
Alphabet, Cl A	4.5%
Microchip Technology	4.4%
Amphenol, Cl A	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

On December 23, 2025, the Board approved the change in the Fund’s classification under 1940 Act, as amended, from “diversified” to “non-diversified” and to eliminate the Fund’s related fundamental investment policy, subject to shareholder approval. At a Special Meeting of Shareholders on February 26, 2026, Fund shareholders approved the change in diversification.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-328-3863

  https://private-wealth.us.cibc.com/cibc-atlas-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-328-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

AWGIX-SAR-2026

The Advisors' Inner Circle Fund

CIBC Atlas Equity Income Fund

Institutional Class Shares - AWYIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Equity Income Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Equity Income Fund, Institutional Class Shares	$45	0.89%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$349,612,479	44	$1,406,833	8%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Industrials
18.9%
Information Technology
18.2%
Health Care
17.6%
Financials
17.5%
Real Estate
8.2%
Energy
7.7%
Utilities
6.3%
Consumer Discretionary
4.8%
Short-Term Investment
0.8%

Table Summary
Value	Value
Short-Term Investment	0.8%
Consumer Discretionary	4.8%
Utilities	6.3%
Energy	7.7%
Real Estate	8.2%
Financials	17.5%
Health Care	17.6%
Information Technology	18.2%
Industrials	18.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	5.1%
Enterprise Products Partners	4.7%
Eli Lilly	4.4%
L3Harris Technologies	4.1%
Apple	3.8%
Parker-Hannifin	3.6%
JPMorgan Chase	3.4%
NextEra Energy	3.3%
AstraZeneca PLC	3.2%
CME Group, Cl A	3.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-328-3863

  https://private-wealth.us.cibc.com/cibc-atlas-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-328-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

AWYIX-SAR-2026

The Advisors' Inner Circle Fund

CIBC Atlas International Growth Fund

Institutional Class Shares - AWWIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas International Growth Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas International Growth Fund, Institutional Class Shares	$46	0.91%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$890,241,917	47	$3,534,225	14%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United Kingdom 22.9%
Japan 15.3%
Germany 6.5%
Switzerland 5.7%
Taiwan 5.4%
Australia 4.7%
China 4.6%
France 4.3%
Netherlands 3.8%
Spain 3.5%
Sweden 3.4%
Singapore 3.3%
Short-Term Investment 1.4%
Other Countries 13.9%

Table Summary
Value	Value
Other Countries	13.9%
Short-Term Investment	1.4%
Singapore	3.3%
Sweden	3.4%
Spain	3.5%
Netherlands	3.8%
France	4.3%
China	4.6%
Australia	4.7%
Taiwan	5.4%
Switzerland	5.7%
Germany	6.5%
Japan	15.3%
United Kingdom	22.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing ADR	5.4%
Shell PLC	4.3%
ASML Holding	3.8%
Banco Santander	3.5%
DBS Group Holdings	3.3%
BHP Group	3.2%
Lloyds Banking Group PLC	3.2%
Mizuho Financial Group	2.9%
Siemens	2.8%
BAE Systems PLC	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-328-3863

  https://private-wealth.us.cibc.com/cibc-atlas-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-328-3863 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

AWWIX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

CIBC Atlas Funds

Semi-Annual Financials and Other Information

APRIL 30, 2026

CIBC Private Wealth Advisors, Inc.

CIBC Atlas Disciplined Equity Fund

AWEIX

CIBC Atlas Mid Cap Equity Fund

AWMIX

CIBC Atlas Income Opportunities Fund

AWIIX

CIBC Atlas All Cap Growth Fund

AWGIX

CIBC Atlas Equity Income Fund

AWYIX

CIBC Atlas International Growth Fund

AWWIX

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments
CIBC Atlas Disciplined Equity Fund	1
CIBC Atlas Mid Cap Equity Fund	4
CIBC Atlas Income Opportunities Fund	7
CIBC Atlas All Cap Growth Fund	14
CIBC Atlas Equity Income Fund	16
CIBC Atlas International Growth Fund	19
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets	28
Financial Highlights	34
Notes to Financial Statements	40
Other Information (Form N-CSRS Items 8-11) (Unaudited)	68

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 98.9%	Shares	Value
COMMUNICATION SERVICES — 12.7%
Alphabet, Cl A	263,989	$101,582,967
Alphabet, Cl C	63,272	24,166,108
Meta Platforms, Cl A	65,616	40,151,086
T-Mobile US	47,128	9,213,524
Walt Disney	116,624	12,099,740
		187,213,425
CONSUMER DISCRETIONARY — 11.0%
Amazon.com *	335,542	88,938,762
Home Depot	44,776	14,722,349
McDonald's	57,028	16,742,851
O'Reilly Automotive *	92,862	9,230,483
Tesla *	32,783	12,510,976
TJX	125,964	19,744,857
		161,890,278
CONSUMER STAPLES — 2.2%
Mondelez International, Cl A	274,166	16,844,759
Monster Beverage *	197,271	15,203,676
		32,048,435
ENERGY — 3.3%
Cheniere Energy	25,485	7,007,101
Expand Energy	158,237	16,163,909
Exxon Mobil	165,553	25,549,795
		48,720,805
FINANCIALS — 12.5%
Arthur J Gallagher	31,810	6,565,584
Blackrock	13,199	14,064,854
Blackstone, Cl A	161,735	20,310,681
CME Group, Cl A	57,529	16,557,997
Fidelity National Information Services	177,063	8,238,741
Intercontinental Exchange	85,435	13,506,419
JPMorgan Chase	90,935	28,483,570
PNC Financial Services Group	68,375	15,247,625
Progressive	43,616	8,779,029
S&P Global	27,464	11,843,301
Visa, Cl A	123,458	40,721,387
		184,319,188
HEALTH CARE — 10.1%
Abbott Laboratories	96,357	8,748,252

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2026 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
HEALTH CARE (continued)
AstraZeneca PLC	125,910	$23,591,757
Danaher	96,853	17,331,844
Dexcom *	216,373	12,885,012
Eli Lilly	13,380	12,504,948
IDEXX Laboratories *	15,586	8,740,629
IQVIA Holdings *	78,676	12,459,918
Stryker	31,568	9,948,024
Thermo Fisher Scientific	30,302	14,513,446
UnitedHealth Group	49,812	18,454,350
Zoetis, Cl A	91,730	10,546,198
		149,724,378
INDUSTRIALS — 8.6%
Automatic Data Processing	83,690	17,737,258
Boeing *	33,872	7,757,704
Caterpillar	15,342	13,656,068
Eaton PLC	50,205	21,739,267
Lennox International	13,867	7,417,320
Otis Worldwide	159,818	12,446,626
RTX	122,623	21,590,232
Union Pacific	93,053	25,075,922
		127,420,397
INFORMATION TECHNOLOGY — 32.0%
Advanced Micro Devices *	50,001	17,724,854
Analog Devices	53,531	21,533,380
Apple	324,794	88,132,852
Arista Networks *	52,119	9,001,472
ASML Holding, Cl G	17,047	24,530,463
Broadcom	98,584	41,151,919
Lam Research	44,727	11,533,304
Micron Technology	18,521	9,578,320
Microsoft	225,436	91,928,292
NVIDIA	598,005	119,343,858
Roper Technologies	27,984	9,929,003
Salesforce	57,022	10,066,094
TE Connectivity PLC	90,477	19,150,362
		473,604,173
MATERIALS — 2.7%
Linde PLC	47,607	23,857,772
Martin Marietta Materials	24,968	15,456,940
		39,314,712

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2026 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
REAL ESTATE — 2.1%
American Tower, Cl A ‡	39,357	$7,190,918
Prologis ‡	119,716	17,002,066
VICI Properties, Cl A ‡	252,742	7,380,066
		31,573,050
UTILITIES — 1.7%
American Water Works	49,817	6,397,499
NextEra Energy	195,403	19,126,046
		25,523,545
TOTAL COMMON STOCK
(Cost $660,036,788)		1,461,352,386

SHORT-TERM INVESTMENT — 1.2%
First American Government Obligations Fund, Cl X, 3.580% (A)	18,280,197	18,280,197
TOTAL SHORT-TERM INVESTMENT
(Cost $18,280,197)		18,280,197
TOTAL INVESTMENTS — 100.1%
(Cost $678,316,985)		$1,479,632,583

Percentages are based on Net Assets of $1,477,522,234.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust

(A)	The rate reported is the 7-day effective yield as of April 30, 2026.

Cl — Class

PLC — Public Limited Company

As of April 30, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 98.4%	Shares	Value
COMMUNICATION SERVICES — 1.6%
Live Nation Entertainment *	55,108	$8,703,758
ROBLOX, Cl A *	32,659	1,804,736
		10,508,494
CONSUMER DISCRETIONARY — 19.1%
AutoZone *	4,213	15,605,078
Chipotle Mexican Grill, Cl A *	151,244	5,140,784
Deckers Outdoor *	55,743	5,696,935
Domino's Pizza	17,488	5,935,777
DraftKings, Cl A *	380,345	8,869,645
Dutch Bros, Cl A *	47,005	2,703,258
Marriott International, Cl A	51,217	18,524,677
Planet Fitness, Cl A *	77,606	5,173,992
Ross Stores	103,427	23,559,636
Royal Caribbean Cruises	64,520	17,017,795
Tractor Supply	206,912	7,262,611
Ulta Beauty *	12,567	6,754,511
Valvoline *	102,801	3,416,077
Wingstop	15,793	2,591,000
		128,251,776
CONSUMER STAPLES — 3.5%
Dollar General	22,462	2,602,897
Monster Beverage *	162,303	12,508,692
US Foods Holding *	87,548	8,184,862
		23,296,451
ENERGY — 3.9%
Cheniere Energy	64,387	17,703,206
Diamondback Energy	40,710	8,371,197
		26,074,403
FINANCIALS — 8.1%
Ameriprise Financial	39,470	18,739,961
Ares Management, Cl A	41,164	4,832,653
Arthur J Gallagher	29,247	6,036,581
Corpay *	31,744	9,728,584
MSCI, Cl A	8,993	5,318,550
Tradeweb Markets, Cl A	84,591	9,579,931
		54,236,260
HEALTH CARE — 11.9%
Alnylam Pharmaceuticals *	41,015	12,693,732

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2026 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
HEALTH CARE (continued)
Cencora	54,818	$16,884,492
Dexcom *	192,781	11,480,109
GE HealthCare Technologies	55,122	3,353,623
HealthEquity *	67,907	5,570,411
IDEXX Laboratories *	17,006	9,536,965
Natera *	39,547	8,153,010
Revvity	63,515	5,501,669
Veeva Systems, Cl A *	41,589	6,486,636
		79,660,647
INDUSTRIALS — 27.9%
AMETEK	50,559	11,906,644
Axon Enterprise *	14,863	5,971,359
Cintas	33,646	5,878,293
Copart *	168,595	5,582,180
Crane	13,421	2,385,314
Curtiss-Wright	16,121	11,610,344
EMCOR Group	15,987	14,255,128
Howmet Aerospace	134,941	32,796,061
Hubbell, Cl B	23,151	11,764,644
IDEX	32,227	7,020,652
Oshkosh	36,043	5,633,521
Pentair PLC	40,031	3,230,902
Regal Rexnord	35,825	7,703,450
Saia *	14,707	6,600,796
TransUnion	80,016	5,681,136
Vertiv Holdings, Cl A	81,303	26,707,222
Waste Connections	46,592	7,674,634
WESCO International	24,623	8,596,382
Zurn Elkay Water Solutions	111,635	5,800,555
		186,799,217
INFORMATION TECHNOLOGY — 20.2%
Amphenol, Cl A	101,570	14,958,214
Cadence Design Systems *	23,414	7,717,020
Cloudflare, Cl A *	60,240	12,347,393
Datadog, Cl A *	119,005	15,731,271
Entegris	79,187	11,195,458
HubSpot *	12,497	2,771,335
Keysight Technologies *	34,589	12,103,037
Lattice Semiconductor *	48,160	5,889,005
MACOM Technology Solutions Holdings *	17,465	4,918,319
Marvell Technology	65,766	10,861,255

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2026 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
INFORMATION TECHNOLOGY (continued)
Monolithic Power Systems	13,452	$21,717,043
Okta, Cl A *	35,827	2,638,658
Procore Technologies *	60,903	3,445,892
Roper Technologies	12,310	4,367,711
Zscaler *	35,423	4,629,077
		135,290,688
REAL ESTATE — 0.3%
CoStar Group *	54,565	1,888,495
UTILITIES — 1.9%
NRG Energy	83,733	13,027,180
TOTAL COMMON STOCK
(Cost $400,750,793)		659,033,611

SHORT-TERM INVESTMENT — 1.7%
First American Government Obligations Fund, Cl X, 3.580% (A)	11,269,844	11,269,844
TOTAL SHORT-TERM INVESTMENT
(Cost $11,269,844)		11,269,844
TOTAL INVESTMENTS — 100.1%
(Cost $412,020,637)		$670,303,455

Percentages are based on Net Assets of $669,318,861.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
(A)	The rate reported is the 7-day effective yield as of April 30, 2026.

Cl — Class

PLC — Public Limited Company

As of April 30, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 58.6%	Shares	Value
COMMUNICATION SERVICES — 2.4%
Alphabet, Cl A (A)	4,400	$1,693,120
Meta Platforms, Cl A (A)	13,000	7,954,830
Netflix * (A)	32,600	3,051,686
		12,699,636
CONSUMER DISCRETIONARY — 4.3%
Amazon.com * (A)	20,500	5,433,730
Home Depot	17,300	5,688,240
McDonald's	8,700	2,554,233
Service Corp International	67,953	5,506,232
Tesla * (A)	9,300	3,549,159
		22,731,594
CONSUMER STAPLES — 1.2%
Procter & Gamble	44,800	6,589,632
ENERGY — 2.5%
Cheniere Energy	11,179	3,073,666
Chevron	29,483	5,699,359
EQT (A)	71,200	4,277,696
		13,050,721
FINANCIALS — 10.3%
Ares Capital	318,623	6,104,817
Ares Management, Cl A	36,400	4,273,360
Blue Owl Capital, Cl A	526,400	5,132,400
CME Group, Cl A	8,872	2,553,539
Fidelity National Information Services	64,500	3,001,185
HA Sustainable Infrastructure Capital	72,400	3,037,180
JPMorgan Chase	33,600	10,524,528
S&P Global	15,575	6,716,407
Visa, Cl A	39,200	12,929,728
		54,273,144
HEALTH CARE — 5.6%
Abbott Laboratories	63,720	5,785,139
Danaher	39,500	7,068,525
Johnson & Johnson	22,330	5,132,551
Novartis ADR	34,412	5,087,814
UnitedHealth Group	17,120	6,342,617
		29,416,646

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2026 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS — 7.2%
Automatic Data Processing	30,384	$6,439,585
IDEX	21,331	4,646,958
Lockheed Martin	9,874	5,114,436
Republic Services, Cl A	42,800	8,954,616
Rollins	73,250	4,082,223
Union Pacific	32,200	8,677,256
		37,915,074
INFORMATION TECHNOLOGY — 17.9%
Advanced Micro Devices * (A)	4,600	1,630,654
Apple	81,800	22,196,430
ASML Holding, Cl G	4,000	5,755,960
Broadcom	49,200	20,537,556
Cisco Systems	32,959	3,015,749
Microsoft	57,000	23,243,460
NVIDIA (A)	58,900	11,754,673
Taiwan Semiconductor Manufacturing ADR	15,100	5,980,506
		94,114,988
MATERIALS — 2.9%
Linde PLC	16,400	8,218,696
Martin Marietta Materials	5,450	3,373,931
Sherwin-Williams	10,631	3,419,036
		15,011,663
REAL ESTATE — 1.9%
Prologis ‡	22,283	3,164,631
VICI Properties, Cl A ‡	226,859	6,624,283
		9,788,914
UTILITIES — 2.4%
Brookfield Infrastructure, Cl A	115,481	4,272,797
NextEra Energy (A)	86,171	8,434,417
		12,707,214
TOTAL COMMON STOCK
(Cost $164,180,546)		308,299,226

CORPORATE OBLIGATIONS — 16.1%	Face Amount
COMMUNICATION SERVICES — 1.3%
T-Mobile USA
3.500%, 04/15/31	$5,000,000	4,730,414

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
COMMUNICATION SERVICES (continued)
Verizon Communications
2.355%, 03/15/32	$2,441,000	$2,134,252
		6,864,666
CONSUMER DISCRETIONARY — 3.2%
Ford Motor Credit
7.350%, 11/04/27	4,000,000	4,122,276
5.875%, 11/07/29	2,000,000	2,030,982
General Motors
6.800%, 10/01/27	3,500,000	3,596,092
Meritage Homes
3.875%, 04/15/29(B)	7,000,000	6,815,878
		16,565,228
CONSUMER STAPLES — 1.0%
JBS
5.500%, 01/15/36	5,000,000	4,984,092
ENERGY — 3.1%
Cheniere Energy Partners
4.500%, 10/01/29	5,000,000	4,974,371
DCP Midstream Operating
6.750%, 09/15/37(B)	1,500,000	1,623,045
Energy Transfer
5.550%, 05/15/34	2,952,000	3,011,589
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,598,401
ONEOK
6.625%, 09/01/53	5,000,000	5,149,313
		16,356,719
FINANCIALS — 3.9%
Ally Financial
2.200%, 11/02/28	6,000,000	5,663,710
Ares Capital
5.875%, 03/01/29	2,000,000	2,019,128
Citigroup
6.250%, TSFR3M + 4.779%(C)(D)	3,000,000	3,000,693
Goldman Sachs Group MTN
5.682%, TSFR3M + 2.012%, 10/28/27(C)	3,000,000	3,020,698
Morgan Stanley MTN
5.250%, SOFR + 1.870%, 04/21/34(C)	4,000,000	4,040,052

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
FINANCIALS (continued)
OneMain Finance
3.500%, 01/15/27	$3,000,000	$2,961,359
		20,705,640
HEALTH CARE — 0.7%
AbbVie
4.250%, 11/21/49	3,500,000	2,824,707
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/29	1,000,000	1,003,709
		3,828,416
INDUSTRIALS — 1.5%
AerCap Ireland Capital DAC
3.000%, 10/29/28	2,000,000	1,927,162
Northrop Grumman
4.030%, 10/15/47	3,000,000	2,360,425
Quanta Services
2.900%, 10/01/30	3,750,000	3,492,551
		7,780,138
INFORMATION TECHNOLOGY — 0.4%
Broadcom
3.469%, 04/15/34	2,500,000	2,256,221
REAL ESTATE — 0.4%
VICI Properties
5.125%, 05/15/32‡	2,000,000	1,982,803
UTILITIES — 0.6%
Duke Energy
6.450%, H15T5Y + 2.588%, 09/01/54(C)	3,000,000	3,134,253

TOTAL CORPORATE OBLIGATIONS
(Cost $87,442,725)		84,458,176

U.S. TREASURY OBLIGATIONS — 13.3%
U.S. Treasury Bonds
4.375%, 05/15/41	15,000,000	14,328,516
4.125%, 08/15/53	21,500,000	18,620,176
3.875%, 05/15/43	18,500,000	16,261,211
		49,209,903

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2026 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Face Amount	Value
U.S. Treasury Inflation Indexed Notes
0.500%, 01/15/28	$5,034,278	$5,008,882
U.S. Treasury Notes
4.000%, 07/31/29	16,000,000	16,031,250

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $71,480,694)		70,250,035

MORTGAGE-BACKED SECURITIES — 6.9%
AGENCY MORTGAGE-BACKED OBLIGATIONS — 6.9%
FHLMC
6.000%, 09/01/53	8,519,983	8,740,535
5.000%, 03/01/38	5,331,997	5,379,454
1.500%, 06/01/31	3,667,071	3,465,184
FNMA
6.000%, 01/01/53	3,240,586	3,330,110
6.000%, 07/01/53	5,518,083	5,705,155
4.500%, 07/01/52	9,830,968	9,526,523
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $35,960,087)		36,146,961

EXCHANGE-TRADED FUND — 2.2%	Shares
DOMESTIC FIXED INCOME — 2.2%
Invesco Senior Loan ETF	562,000	11,565,960
TOTAL EXCHANGE-TRADED FUND
(Cost $11,807,620)		11,565,960

PREFERRED STOCK — 0.4%
FINANCIALS — 0.4%
Wells Fargo, 7.500% (D)	1,700	2,024,377
TOTAL PREFERRED STOCK
(Cost $2,066,538)		2,024,377

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2026 (Unaudited)

SHORT-TERM INVESTMENT — 2.2%	Shares	Value
First American Government Obligations Fund, Cl X, 3.580% (E)	11,454,588	$11,454,588
TOTAL SHORT-TERM INVESTMENT
(Cost $11,454,588)		11,454,588

TOTAL INVESTMENTS — 99.7%
(Cost $384,392,798)		$524,199,323

WRITTEN OPTIONS — (0.1%)		Value
TOTAL WRITTEN OPTIONS — (0.1%)
(Premiums Received $295,712)		$(400,034)

A list of the exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1%)
Call Options
Advanced Micro
Devices*	(46)	$(1,630,654)	$310	05/16/26	$(232,300)
Amazon.com*	(205)	(5,433,730)	280	05/16/26	(36,695)
EQT*	(712)	(4,277,696)	65	05/16/26	(19,936)
Google*	(44)	(1,693,120)	380	05/16/26	(57,200)
Meta Platforms*	(130)	(7,954,830)	760	05/16/26	(4,420)
Netflix*	(326)	(3,051,686)	105	05/16/26	(4,564)
NVIDIA*	(589)	(11,754,673)	225	05/16/26	(33,573)
Tesla*	(93)	(3,549,159)	440	05/16/26	(11,346)
Total Written Options		$(39,345,548)			$(400,034)

Percentages are based on Net Assets of $525,894,271.
*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	Security, or portion thereof, has been pledged as collateral on written equity options.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2026 was $8,438,923 which represents 1.6% of Net Assets.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2026 (Unaudited)

(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	Perpetual security with no stated maturity date.
(E)	The rate reported is the 7-day effective yield as of April 30, 2026.

ADR — American Depositary Receipt

Cl — Class

DAC — Designated Activity Company

ETF — Exchange-Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

H15T5Y — U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year

MTN — Medium Term Note

PLC — Public Limited Company

SOFR— Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$308,299,226	$—	$—	$308,299,226
Corporate Obligations	—	84,458,176	—	84,458,176
U.S. Treasury Obligations	—	70,250,035	—	70,250,035
Mortgage-Backed Securities	—	36,146,961	—	36,146,961
Exchange-Traded Fund	11,565,960	—	—	11,565,960
Preferred Stock	2,024,377	—	—	2,024,377
Short-Term Investment	11,454,588	—	—	11,454,588
Total Investments in Securities	$333,344,151	$190,855,172	$—	$524,199,323

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(400,034)	$—	$—	$(400,034)
Total Other Financial
Instruments	$(400,034)	$—	$—	$(400,034)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 97.9%	Shares	Value
COMMUNICATION SERVICES — 9.3%
Alphabet, Cl A	34,382	$13,230,193
Live Nation Entertainment *	18,540	2,928,208
Meta Platforms, Cl A	17,712	10,838,150
		26,996,551
CONSUMER DISCRETIONARY — 9.3%
Amazon.com *	71,903	19,058,609
MercadoLibre *	1,764	3,162,199
Valvoline *	147,319	4,895,411
		27,116,219
FINANCIALS — 6.9%
Mastercard, Cl A	15,843	7,967,762
Robinhood Markets, Cl A *	60,227	4,389,946
S&P Global	17,765	7,660,801
		20,018,509
HEALTH CARE — 6.1%
Eli Lilly	8,487	7,931,950
Intuitive Surgical *	21,369	9,778,668
		17,710,618
INDUSTRIALS — 29.8%
Axon Enterprise *	5,129	2,060,627
Boeing *	24,438	5,597,035
GE Vernova	19,390	21,008,289
General Electric	50,043	14,508,967
Howmet Aerospace	66,307	16,115,253
Quanta Services	27,963	20,350,633
TransDigm Group	6,203	7,195,356
		86,836,160
INFORMATION TECHNOLOGY — 36.5%
Amphenol, Cl A	75,490	11,117,412
ASML Holding, Cl G	2,893	4,162,998
Broadcom	37,945	15,839,381
Cadence Design Systems *	13,379	4,409,585

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND APRIL 30, 2026 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
INFORMATION TECHNOLOGY (continued)
Cloudflare, Cl A *	15,999	$3,279,315
CyberArk Software	7,958	358,110
Microchip Technology	138,204	12,840,534
Microsoft	25,546	10,417,148
NVIDIA	118,310	23,611,127
Palo Alto Networks *	56,341	10,103,068
Shopify, Cl A *	47,707	5,778,749
Taiwan Semiconductor Manufacturing ADR	10,969	4,344,382
		106,261,809
TOTAL COMMON STOCK
(Cost $157,156,758)		284,939,866

SHORT-TERM INVESTMENT — 1.8%
First American Government Obligations Fund, Cl X, 3.580% (A)	5,245,908	5,245,908
TOTAL SHORT-TERM INVESTMENT
(Cost $5,245,908)		5,245,908
TOTAL INVESTMENTS — 99.7%
(Cost $162,402,666)		$290,185,774

Percentages are based on Net Assets of $291,179,959.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.

(A)	The rate reported is the 7-day effective yield as of April 30, 2026.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$284,581,756	$358,110	$—	$284,939,866
Short-Term Investment	5,245,908	—	—	5,245,908
Total Investments in Securities	$289,827,664	$358,110	$—	$290,185,774

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.2%	Shares	Value
CONSUMER DISCRETIONARY — 4.8%
Dick's Sporting Goods	28,317	$6,425,694
Pool	18,192	3,880,717
TJX	40,852	6,403,551
		16,709,962
ENERGY — 7.7%
Enterprise Products Partners	426,148	16,491,928
ONEOK	68,671	6,349,321
Targa Resources	15,306	3,980,784
		26,822,033
FINANCIALS — 17.5%
Blackstone, Cl A	59,768	7,505,666
Brookfield	215,764	9,735,272
Charles Schwab	106,475	9,757,369
CME Group, Cl A	38,254	11,010,266
Goldman Sachs Group	6,225	5,750,468
JPMorgan Chase	37,970	11,893,343
Visa, Cl A	16,411	5,413,004
		61,065,388
HEALTH CARE — 17.6%
Abbott Laboratories	113,454	10,300,489
AbbVie	46,167	9,756,010
AstraZeneca PLC	59,678	11,181,867
Cardinal Health	32,916	6,348,838
Elevance Health	23,017	8,664,059
Eli Lilly	16,588	15,503,145
		61,754,408
INDUSTRIALS — 18.9%
Broadridge Financial Solutions	31,296	4,818,958
Carrier Global	60,864	4,088,235
L3Harris Technologies	44,920	14,399,106
Parker-Hannifin	13,728	12,484,518
Rollins	130,526	7,274,214
RTX	31,753	5,590,750
TransDigm Group	6,908	8,013,142
United Parcel Service, Cl B	49,145	5,346,976
Watsco	9,376	4,105,188
		66,121,087

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND APRIL 30, 2026 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INFORMATION TECHNOLOGY — 18.2%
Apple	49,437	$13,414,730
Broadcom	24,296	10,141,879
International Business Machines	28,170	6,506,707
Intuit	7,403	2,876,066
Microchip Technology	99,966	9,287,841
Microsoft	43,699	17,819,578
Texas Instruments	12,525	3,520,527
		63,567,328
REAL ESTATE — 8.2%
American Tower, Cl A ‡	34,043	6,219,996
Equinix ‡	5,638	6,104,995
Iron Mountain ‡	51,139	6,443,003
Prologis ‡	40,445	5,743,999
VICI Properties, Cl A ‡	140,204	4,093,957
		28,605,950
UTILITIES — 6.3%
Brookfield Infrastructure Partners	99,872	3,580,411
Brookfield Renewable Partners	207,533	6,871,418
NextEra Energy	118,165	11,565,990
		22,017,819
TOTAL COMMON STOCK
(Cost $196,450,210)		346,663,975

SHORT-TERM INVESTMENT — 0.8%
First American Government Obligations Fund, Cl X, 3.580% (A)	2,816,243	2,816,243
TOTAL SHORT-TERM INVESTMENT
(Cost $2,816,243)		2,816,243
TOTAL INVESTMENTS — 100.0%
(Cost $199,266,453)		$349,480,218

Percentages are based on Net Assets of $349,612,479.

‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2026.

Cl — Class

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND APRIL 30, 2026 (Unaudited)

As of April 30, 2026, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.3%	Shares	Value
Australia — 4.7%
MATERIALS — 4.7%
BHP Group	723,420	$28,632,391
James Hardie Industries PLC *	636,253	13,574,423
		42,206,814
Brazil — 1.2%
CONSUMER DISCRETIONARY — 1.2%
MercadoLibre *	6,161	11,044,393
Canada — 3.0%
FINANCIALS — 2.0%
Brookfield	390,367	17,613,359
INDUSTRIALS — 1.0%
Canadian National Railway	77,665	8,708,577
		26,321,936
China — 4.6%
COMMUNICATION SERVICES — 2.8%
Tencent Holdings	407,000	24,718,032
CONSUMER DISCRETIONARY — 1.8%
Alibaba Group Holding	793,000	13,069,444
Alibaba Group Holding ADR	25,532	3,367,160
		16,436,604
		41,154,636
France — 4.3%
CONSUMER DISCRETIONARY — 0.9%
Hermes International SCA	4,176	7,989,139
INDUSTRIALS — 1.7%
Airbus	75,197	15,502,625
MATERIALS — 1.7%
Air Liquide	68,683	14,776,537
		38,268,301

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2026 (Unaudited)

COMMON STOCK (continued)	Shares	Value
Germany — 6.5%
INDUSTRIALS — 2.9%
Siemens	85,197	$25,317,323
INFORMATION TECHNOLOGY — 2.1%
SAP	112,736	18,927,668
MATERIALS — 1.5%
Heidelberg Materials	60,751	13,404,343
		57,649,334
Hong Kong — 2.5%
FINANCIALS — 2.5%
AIA Group	2,023,000	22,210,051
India — 1.9%
FINANCIALS — 1.9%
HDFC Bank ADR	652,665	16,584,218
Ireland — 1.7%
CONSUMER STAPLES — 1.1%
Kerry Group PLC, Cl A	109,451	9,275,817
HEALTH CARE — 0.6%
ICON PLC *	47,712	5,645,761
		14,921,578
Italy — 1.3%
CONSUMER DISCRETIONARY — 1.3%
Ferrari	32,902	11,385,810
Japan — 15.3%
CONSUMER DISCRETIONARY — 3.1%
Sony Group	647,000	12,962,860
Suzuki Motor	1,305,000	14,594,386
		27,557,246
FINANCIALS — 4.8%
Mizuho Financial Group	605,000	26,016,642
Tokio Marine Holdings	366,000	16,761,618
		42,778,260

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2026 (Unaudited)

COMMON STOCK (continued)	Shares	Value
Japan (continued)
INDUSTRIALS — 7.4%
FANUC	552,000	$24,383,554
Hitachi	583,000	18,538,438
Kawasaki Heavy Industries	1,115,000	22,922,630
		65,844,622
		136,180,128
Mexico — 2.3%
CONSUMER STAPLES — 2.3%
Fomento Economico Mexicano ADR	173,530	20,518,187
Netherlands — 3.8%
INFORMATION TECHNOLOGY — 3.8%
ASML Holding	23,677	34,226,311
Singapore — 3.3%
FINANCIALS — 3.3%
DBS Group Holdings	637,000	29,372,495
Spain — 3.5%
FINANCIALS — 3.5%
Banco Santander	2,573,684	31,405,043
Sweden — 3.4%
INDUSTRIALS — 3.4%
Assa Abloy, Cl B	444,366	17,102,634
Atlas Copco, Cl A	683,260	13,130,647
		30,233,281
Switzerland — 5.7%
FINANCIALS — 1.2%
Chubb	34,237	11,195,499
HEALTH CARE — 4.5%
Alcon	245,382	18,318,342
Novartis	146,195	21,606,111
		39,924,453
		51,119,952

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2026 (Unaudited)

COMMON STOCK (continued)	Shares	Value
Taiwan — 5.4%
INFORMATION TECHNOLOGY — 5.4%
Taiwan Semiconductor Manufacturing ADR	122,061	$48,343,480
United Kingdom — 22.9%
CONSUMER DISCRETIONARY — 3.6%
Compass Group PLC	470,560	13,296,622
InterContinental Hotels Group PLC	132,026	18,877,232
		32,173,854
CONSUMER STAPLES — 1.1%
Diageo PLC	476,528	9,635,090
ENERGY — 4.3%
Shell PLC	844,289	38,387,064
FINANCIALS — 5.6%
Lloyds Banking Group PLC	20,810,065	28,287,150
London Stock Exchange Group PLC	167,304	21,708,798
		49,995,948
HEALTH CARE — 4.0%
AstraZeneca PLC	113,680	21,567,605
Haleon PLC	2,948,492	13,615,735
		35,183,340
INDUSTRIALS — 4.3%
BAE Systems PLC	907,071	25,228,835
Experian PLC	362,354	13,258,169
		38,487,004
		203,862,300
TOTAL COMMON STOCK
(Cost $619,532,210)		867,008,248

SHORT-TERM INVESTMENT — 1.4%
First American Government Obligations Fund, Cl X, 3.580% (A)	12,044,800	12,044,800
TOTAL SHORT-TERM INVESTMENT
(Cost $12,044,800)		12,044,800
TOTAL INVESTMENTS — 98.7%
(Cost $631,577,010)		$879,053,048

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2026 (Unaudited)

Percentages are based on Net Assets of $890,241,917.
*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2026.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$42,206,814	$—	$42,206,814
Brazil	11,044,393	—	—	11,044,393
Canada	26,321,936	—	—	26,321,936
China	3,367,160	37,787,476	—	41,154,636
France	—	38,268,301	—	38,268,301
Germany	—	57,649,334	—	57,649,334
Hong Kong	—	22,210,051	—	22,210,051
India	16,584,218	—	—	16,584,218
Ireland	5,645,761	9,275,817	—	14,921,578
Italy	—	11,385,810	—	11,385,810
Japan	—	136,180,128	—	136,180,128
Mexico	20,518,187	—	—	20,518,187
Netherlands	—	34,226,311	—	34,226,311
Singapore	—	29,372,495	—	29,372,495
Spain	—	31,405,043	—	31,405,043
Sweden	—	30,233,281	—	30,233,281
Switzerland	11,195,499	39,924,453	—	51,119,952
Taiwan	48,343,480	—	—	48,343,480
United Kingdom	—	203,862,300	—	203,862,300
Total Common Stock	143,020,634	723,987,614	—	867,008,248
Short-Term Investment
United States	12,044,800	—	—	12,044,800
Total Short-Term Investment	12,044,800	—	—	12,044,800
Total Investments in Securities	$155,065,434	$723,987,614	$—	$879,053,048

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

APRIL 30, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	CIBC Atlas Disciplined Equity Fund	CIBC Atlas Mid Cap Equity Fund	CIBC Atlas Income Opportunities Fund
Assets:
Investments at Value (Cost $678,316,985, $412,020,637 and $384,392,798, respectively)	$1,479,632,583	$670,303,455	$524,199,323
Dividends and Interest Receivable	340,402	48,935	2,123,204
Receivable for Capital Shares Sold	43,996	38,985	139,985
Cash Collateral Held at Prime Broker for Written Options	–	–	295,848
Reclaim Receivable	–	3,361	216,381
Prepaid Expenses	21,295	10,607	8,665
Total Assets	1,480,038,276	670,405,343	526,983,406
Liabilities:
Written Options, at value (Premiums Received $—, $— and $295,712, respectively)	–	–	400,034
Payable for Capital Shares Redeemed	1,596,987	604,128	357,045
Payable Due to Adviser	774,345	407,149	259,783
Payable Due to Administrator	54,405	24,799	19,778
Chief Compliance Officer Fees Payable	6,146	2,712	2,106
Payable Due to Trustees	716	18	158
Other Accrued Expenses	83,443	47,676	50,231
Total Liabilities	2,516,042	1,086,482	1,089,135
Commitments and Contingencies †

Net Assets	$1,477,522,234	$669,318,861	$525,894,271

Net Assets Consist of:
Paid-in Capital	$480,093,197	$360,373,276	$351,512,852
Total Distributable Earnings	997,429,037	308,945,585	174,381,419
Net Assets	$1,477,522,234	$669,318,861	$525,894,271
Institutional Class Shares:
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	48,391,082	35,809,076	35,272,178
Net Asset Value, Offering and Redemption Price Per Share	$30.53	$18.69	$14.91

†	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

APRIL 30, 2026 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund	CIBC Atlas International Growth Fund
Assets:
Investments at Value (Cost $162,402,666, $199,266,453 and $631,577,010, respectively)	$290,185,774	$349,480,218	$879,053,048
Foreign Currency at Value (Cost $–, $– and $528,186, respectively)	–	–	530,200
Receivable for Investment Securities Sold	4,783,491	–	10,576,870
Receivable for Capital Shares Sold	165,505	69,860	1,390,190
Dividends and Interest Receivable	44,301	418,368	3,850,197
Reclaim Receivable	468	–	804,721
Prepaid Expenses	16,200	23,228	11,904
Total Assets	295,195,739	349,991,674	896,217,130
Liabilities:
Payable for Investment Securities Purchased	3,459,420	–	5,143,648
Payable for Capital Shares Redeemed	327,441	104,038	104,536
Payable Due to Adviser	188,736	228,103	594,275
Payable Due to Administrator	10,514	13,025	33,107
Chief Compliance Officer Fees Payable	1,051	1,209	3,213
Payable Due to Trustees	79	262	1,032
Other Accrued Expenses	28,539	32,558	95,402
Total Liabilities	4,015,780	379,195	5,975,213
Commitments and Contingencies †

Net Assets	$291,179,959	$349,612,479	$890,241,917

Net Assets Consist of:
Paid-in Capital	$157,264,229	$201,891,489	$662,002,126
Total Distributable Earnings	133,915,730	147,720,990	228,239,791
Net Assets	$291,179,959	$349,612,479	$890,241,917
Institutional Class Shares:
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	7,334,677	5,528,532	54,216,480
Net Asset Value, Offering and Redemption Price Per Share	$39.70	$63.24	$16.42

†	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

FOR THE SIX MONTHS ENDED
APRIL 30, 2026 (Unaudited)

STATEMENTS OF OPERATIONS

	CIBC Atlas Disciplined Equity Fund	CIBC Atlas Mid Cap Equity Fund	CIBC Atlas Income Opportunities Fund
Investment Income:
Dividends	$10,286,226	$2,077,550	$3,918,249
Interest	—	—	4,987,393
Less: Foreign Taxes Withheld	(50,120)	(6,538)	(57,570)
Total Investment Income	10,236,106	2,071,012	8,848,072
Expenses:
Investment Advisory Fees	5,154,478	2,699,698	1,721,882
Administration Fees	355,356	160,605	128,063
Trustees' Fees	20,419	9,546	7,405
Chief Compliance Officer Fees	4,989	2,319	1,865
Transfer Agent Fees	35,444	24,825	22,573
Custodian Fees	34,504	16,832	13,532
Printing Fees	23,449	10,506	8,361
Legal Fees	22,482	10,177	8,061
Audit Fees	13,877	13,805	15,134
Registration and Filing Fees	13,352	15,391	12,531
Other Expenses	26,402	12,820	12,960
Total Expenses	5,704,752	2,976,524	1,952,367
Less:
Fees Paid Indirectly (Note 4)	(10,732)	(5,290)	(4,051)
Net Expenses	5,694,020	2,971,234	1,948,316
Net Investment Income (Loss)	4,542,086	(900,222)	6,899,756
Net Realized Gain on:
Investments	194,627,138	54,390,378	33,486,201
Written Options	—	—	1,026,897
Net Realized Gain	194,627,138	54,390,378	34,513,098
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(186,188,550)	(53,102,193)	(39,921,169)
Written Options	—	—	(130,437)
Net Change in Unrealized Appreciation (Depreciation)	(186,188,550)	(53,102,193)	(40,051,606)
Net Realized and Unrealized Gain (Loss)	8,438,588	1,288,185	(5,538,508)
Net Increase in Net Assets Resulting from Operations	$12,980,674	$387,963	$1,361,248

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

FOR THE SIX MONTHS ENDED
APRIL 30, 2026 (Unaudited)

STATEMENTS OF OPERATIONS

	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund	CIBC Atlas International Growth Fund
Investment Income:
Dividends	$677,436	$4,324,627	$9,433,519
Less: Foreign Taxes Withheld	(3,631)	(37,769)	(660,000)
Total Investment Income	673,805	4,286,858	8,773,519
Expenses:
Investment Advisory Fees	1,246,134	1,406,833	3,534,225
Administration Fees	67,801	78,546	192,604
Trustees' Fees	3,934	4,317	10,258
Chief Compliance Officer Fees	1,035	1,186	2,760
Transfer Agent Fees	19,511	19,399	24,308
Registration and Filing Fees	15,951	15,073	16,641
Audit Fees	13,757	13,760	15,065
Legal Fees	12,089	4,897	12,086
Printing Fees	7,226	5,112	12,641
Custodian Fees	6,757	7,160	101,064
Other Expenses	8,161	6,288	16,961
Total Expenses	1,402,356	1,562,571	3,938,613
Less:
Fees Paid Indirectly (Note 4)	(8,179)	(6,104)	(4,081)
Net Expenses	1,394,177	1,556,467	3,934,532
Net Investment Income (Loss)	(720,372)	2,730,391	4,838,987
Net Realized Gain (Loss) on:
Investments	8,173,534	(563,407)	9,279,208
Foreign Currency Transactions	—	—	2,324,818
Net Realized Gain (Loss)	8,173,534	(563,407)	11,604,026
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(16,176,249)	11,795,162	7,741,432
Foreign Currency Translation	—	—	(2,501,226)
Net Change in Unrealized Appreciation (Depreciation)	(16,176,249)	11,795,162	5,240,206
Net Realized and Unrealized Gain (Loss)	(8,002,715)	11,231,755	16,844,232
Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,723,087)	$13,962,146	$21,683,219

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Disciplined Equity Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$4,542,086	$8,375,407
Net Realized Gain	194,627,138	216,234,555
Net Change in Unrealized Appreciation (Depreciation)	(186,188,550)	(7,946,929)
Net Increase in Net Assets Resulting from Operations	12,980,674	216,663,033
Distributions:
Institutional Class Shares	(223,072,930)	(107,002,588)
Total Distributions	(223,072,930)	(107,002,588)
Capital Share Transactions:(1)
Institutional Class Shares
Issued	26,103,962	65,086,968
Reinvestment of Dividends and Distributions	198,328,595	96,618,428
Redeemed	(310,585,655)	(262,481,924)
Net Decrease in Net Assets from Capital Share Transactions	(86,153,098)	(100,776,528)
Total Increase (Decrease) in Net Assets	(296,245,354)	8,883,917

Net Assets:
Beginning of Period	1,773,767,588	1,764,883,671
End of Period	$1,477,522,234	$1,773,767,588

(1)	See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Mid Cap Equity Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Loss	$(900,222)	$(2,341,683)
Net Realized Gain	54,390,378	78,388,200
Net Change in Unrealized Appreciation (Depreciation)	(53,102,193)	(15,348,081)
Net Increase in Net Assets Resulting from Operations	387,963	60,698,436
Distributions:
Institutional Class Shares	(78,541,638)	(52,927,441)
Total Distributions	(78,541,638)	(52,927,441)
Capital Share Transactions:(1)
Institutional Class Shares
Issued	20,593,067	72,850,165
Reinvestment of Dividends and Distributions	70,658,085	49,458,700
Redeemed	(198,944,453)	(156,395,511)
Net Decrease in Net Assets from Capital Share Transactions	(107,693,301)	(34,086,646)
Total Decrease in Net Assets	(185,846,976)	(26,315,651)

Net Assets:
Beginning of Period	855,165,837	881,481,488
End of Period	$669,318,861	$855,165,837

(1)	See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Income Opportunities Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$6,899,756	$16,266,101
Net Realized Gain	34,513,098	55,420,477
Net Change in Unrealized Appreciation (Depreciation)	(40,051,606)	(18,161,412)
Net Increase in Net Assets Resulting from Operations	1,361,248	53,525,166
Distributions:
Institutional Class Shares	(64,417,846)	(37,575,615)
Total Distributions	(64,417,846)	(37,575,615)
Capital Share Transactions:(1)
Institutional Class Shares
Issued	12,227,078	40,114,875
Reinvestment of Dividends and Distributions	53,823,083	28,575,644
Redeemed	(119,958,900)	(141,598,294)
Net Decrease in Net Assets from Capital Share Transactions	(53,908,739)	(72,907,775)
Total Decrease in Net Assets	(116,965,337)	(56,958,224)

Net Assets:
Beginning of Period	642,859,608	699,817,832
End of Period	$525,894,271	$642,859,608

(1)	See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas All Cap Growth Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Loss	$(720,372)	$(1,189,932)
Net Realized Gain	8,173,534	25,953,709
Net Change in Unrealized Appreciation (Depreciation)	(16,176,249)	8,499,238
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,723,087)	33,263,015
Distributions:
Institutional Class Shares	(17,506,799)	(28,805,043)
Total Distributions	(17,506,799)	(28,805,043)
Capital Share Transactions:(1)
Institutional Class Shares
Issued	12,150,810	60,174,168
Reinvestment of Dividends and Distributions	17,222,082	28,198,948
Redeemed	(66,148,993)	(50,193,558)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(36,776,101)	38,179,558
Total Increase (Decrease) in Net Assets	(63,005,987)	42,637,530

Net Assets:
Beginning of Period	354,185,946	311,548,416
End of Period	$291,179,959	$354,185,946

(1)	See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Equity Income Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$2,730,391	$5,299,020
Net Realized Gain (Loss)	(563,407)	17,813,616
Net Change in Unrealized Appreciation (Depreciation)	11,795,162	(6,974,485)
Net Increase in Net Assets Resulting from Operations	13,962,146	16,138,151
Distributions:
Institutional Shares	(7,660,345)	(19,155,700)
Total Distributions	(7,660,345)	(19,155,700)
Capital Share Transactions:(1)
Institutional Shares
Issued	24,535,195	49,205,346
Reinvestment of Dividends and Distributions	7,108,733	16,781,667
Redeemed	(45,109,517)	(61,764,593)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,465,589)	4,222,420
Total Increase (Decrease) in Net Assets	(7,163,788)	1,204,871

Net Assets:
Beginning of Period	356,776,267	355,571,396
End of Period	$349,612,479	$356,776,267

(1)	See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas International Growth Fund
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$4,838,987	$9,091,238
Net Realized Gain (Loss)	11,604,026	(4,055,457)
Net Change in Unrealized Appreciation (Depreciation)	5,240,206	144,611,226
Net Increase in Net Assets Resulting from Operations	21,683,219	149,647,007
Distributions:
Institutional Class Shares	(6,143,397)	(6,792,480)
Total Distributions	(6,143,397)	(6,792,480)
Capital Share Transactions:(1)
Institutional Class Shares
Issued	97,299,367	172,385,057
Reinvestment of Dividends and Distributions	4,706,202	5,224,866
Redemption Fees (See Note 2)	1,566	13,204
Redeemed	(64,239,187)	(97,690,232)
Net Increase in Net Assets from Capital Share Transactions	37,767,948	79,932,895
Total Increase in Net Assets	53,307,770	222,787,422

Net Assets:
Beginning of Period	836,934,147	614,146,725
End of Period	$890,241,917	$836,934,147

(1)	See Note 6 in the Notes to Financial Statements.

Amount designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS

DISCIPLINED EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period/Year

	Six Months		Year Ended October 31,
Institutional Class Shares	Ended April 30, 2026 (Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period/Year	$34.56		$32.44	$25.56	$25.18	$32.36	$23.69
Income (Loss) from Investment Operations:
Net Investment Income*	0.09		0.16	0.21	0.24	0.20	0.15
Net Realized and Unrealized Gain (Loss)	0.28		3.94	7.99	1.13	(5.18)	9.19

Total from Investment Operations	0.37		4.10	8.20	1.37	(4.98)	9.34

Dividends and Distributions:
Net Investment Income	(0.14)		(0.19)	(0.25)	(0.22)	(0.15)	(0.16)
Net Realized Gains	(4.26)		(1.79)	(1.07)	(0.77)	(2.05)	(0.51)

Total Dividends and Distributions	(4.40)		(1.98)	(1.32)	(0.99)	(2.20)	(0.67)
Net Asset Value, End of Period/Year	$30.53		$34.56	$32.44	$25.56	$25.18	$32.36
Total Return †	1.45%		13.26%	32.94%	5.73%	(16.61)%	40.11%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$1,477,522		$1,773,768	$1,764,884	$1,415,319	$1,449,826	$1,811,974
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.72	%**	0.71%	0.72%	0.72%	0.72%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.72	%**	0.71%	0.72%	0.72%	0.72%	0.72%
Ratio of Net Investment Income to Average Net Assets	0.57	%**	0.49%	0.69%	0.91%	0.72%	0.54%
Portfolio Turnover Rate	9	%***	19%	14%	10%	13%	19%

*	Per share data calculated using average shares method.
**	Annualized.
***	Not Annualized.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS

MID CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period/Year

	Six Months		Year Ended October 31,
Institutional Class Shares	Ended April 30, 2026 (Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period/Year	$20.67		$20.47	$16.33	$16.78	$23.66	$17.34
Income (Loss) from Investment Operations:
Net Investment Loss*	(0.02)		(0.05)	(0.02)	—	(0.05)	(0.09)
Net Realized and Unrealized Gain (Loss)	0.06		1.49	4.97	(0.19)	(4.55)	6.91

Total from Investment Operations	0.04		1.44	4.95	(0.19)	(4.60)	6.82

Dividends and Distributions:
Net Realized Gains	(2.02)		(1.24)	(0.81)	(0.26)	(2.28)	(0.50)

Total Dividends and Distributions	(2.02)		(1.24)	(0.81)	(0.26)	(2.28)	(0.50)
Net Asset Value, End of Period/Year	$18.69		$20.67	$20.47	$16.33	$16.78	$23.66
Total Return †	0.70%		7.29%	30.85%	(1.15)%	(21.53)%	39.86%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$669,319		$855,166	$881,481	$674,460	$681,656	$950,136
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.83	%**	0.82%	0.83%	0.83%	0.83%	0.83%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.83	%**	0.82%	0.83%	0.83%	0.83%	0.83%
Ratio of Net Investment Loss to Average Net Assets	(0.25	)%**	(0.27)%	(0.12)%	(0.03)%	(0.27)%	(0.41)%
Portfolio Turnover Rate	6	%***	24%	20%	32%	20%	26%

*	Per share data calculated using average shares method.
**	Annualized.
***	Not Annualized.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS

INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period/Year

	Six Months		Year Ended October 31,
Institutional Class Shares	Ended April 30, 2026 (Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period/Year	$16.59		$16.18	$13.61	$13.31	$15.81	$12.72
Income (Loss) from Investment Operations:
Net Investment Income*	0.18		0.38	0.37	0.34	0.29	0.26
Net Realized and Unrealized Gain (Loss)	(0.14)		0.91	2.57	0.29	(2.15)	3.09

Total from Investment Operations	0.04		1.29	2.94	0.63	(1.86)	3.35

Dividends and Distributions:
Net Investment Income	(0.24)		(0.35)	(0.37)	(0.33)	(0.30)	(0.26)
Net Realized Gains	(1.48)		(0.53)	—	—	(0.34)	—

Total Dividends and Distributions	(1.72)		(0.88)	(0.37)	(0.33)	(0.64)	(0.26)
Net Asset Value, End of Period/Year	$14.91		$16.59	$16.18	$13.61	$13.31	$15.81
Total Return †	0.35%		8.30%	21.70%	4.69%	(12.21)%	26.51%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$525,894		$642,860	$699,818	$603,776	$609,294	$672,173
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)(1)	0.68	%**	0.68%	0.68%	0.69%	0.69%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)(1)	0.68	%**	0.68%	0.68%	0.69%	0.69%	0.68%
Ratio of Net Investment Income to Average Net Assets(2)	2.40	%**	2.39%	2.42%	2.41%	1.98%	1.78%
Portfolio Turnover Rate	11	%***	24%	19%	28%	20%	19%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
(1)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
**	Annualized.
***	Not Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS

ALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period/Year

	Six Months		Year Ended October 31,
Institutional Class Shares	Ended April 30, 2026 (Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period/Year	$42.75		$42.37	$28.87	$28.63	$43.08	$33.85
Income (Loss) from Investment Operations:
Net Investment Loss*	(0.09)		(0.15)	(0.05)	(0.03)	(0.02)	(0.14)
Net Realized and Unrealized Gain (Loss)	(0.79)		4.32	13.95	2.05	(10.02)	12.12

Total from Investment Operations	(0.88)		4.17	13.90	2.02	(10.04)	11.98

Dividends and Distributions:
Net Investment Income	(0.02)		(1.00)	—	—	—	—
Net Realized Gains	(2.15)		(2.79)	(0.40)	(1.78)	(4.41)	(2.75)

Total Dividends and Distributions	(2.17)		(3.79)	(0.40)	(1.78)	(4.41)	(2.75)
Net Asset Value, End of Period/Year	$39.70		$42.75	$42.37	$28.87	$28.63	$43.08
Total Return †	(1.73)%		10.77%	48.49%	7.78%	(26.01)%	37.35%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$291,180		$354,186	$311,548	$186,606	$203,007	$312,119
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.92	%**	0.90%	0.92%	0.92%	0.92%	0.96%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.92	%**	0.91%	0.92%	0.92%	0.92%	0.92%
Ratio of Net Investment Loss to Average Net Assets	(0.47	)%**	(0.36)%	(0.14)%	(0.12)%	(0.07)%	(0.37)%
Portfolio Turnover Rate	26	%***	70%	46%	44%	57%	66%

*	Per share data calculated using average shares method.
**	Annualized
***	Not Annualized
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period/Year

	Six Months		Year Ended October 31,
Institutional Class Shares	Ended April 30, 2026 (Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period/Year	$62.14		$62.71	$46.15	$48.27	$58.99	$43.35
Income (Loss) from Investment Operations:
Net Investment Income*	0.48		0.89	0.87	1.03	0.78	0.42
Net Realized and Unrealized Gain (Loss)	1.99		1.87	16.46	(1.51)	(7.52)	18.46

Total from Investment Operations	2.47		2.76	17.33	(0.48)	(6.74)	18.88

Dividends and Distributions:
Net Investment Income	(0.42)		(2.85)	(0.77)	(0.83)	(0.89)	(0.71)
Net Realized Gains	(0.95)		(0.48)	—	(0.68)	(3.09)	(2.53)
Return of Capital	—		—	—	(0.13)	—	—

Total Dividends and Distributions	(1.37)		(3.33)	(0.77)	(1.64)	(3.98)	(3.24)
Net Asset Value, End of Period/Year	$63.24		$62.14	$62.71	$46.15	$48.27	$58.99
Total Return †	4.04%		4.68%	37.70%	(1.03)%	(12.16)%	45.57%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$349,612		$356,776	$355,571	$278,996	$309,495	$220,298
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.89	%**	0.88%	0.89%	0.90%	0.90%	0.95%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.89	%**	0.89%	0.89%	0.90%	0.90%	0.91%
Ratio of Net Investment Income to Average Net Assets	1.55	%**	1.47%	1.54%	2.13%	1.51%	0.81%
Portfolio Turnover Rate	8	%***	29%	17%	27%	23%	30%

*	Per share data calculated using average shares method.
**	Annualized
***	Not Annualized
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS

INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period/Year

	Six Months		Year Ended October 31,
Institutional Class Shares	Ended April 30, 2026 (Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period/Year	$16.10		$13.14	$11.18	$9.85	$13.34	$10.66
Income (Loss) from Investment Operations:
Net Investment Income*	0.09		0.19	0.16	0.16	0.17	0.07
Net Realized and Unrealized Gain (Loss)	0.35		2.92	1.94	1.34	(3.41)	2.64

Total from Investment Operations	0.44		3.11	2.10	1.50	(3.24)	2.71

Dividends and Distributions:
Net Investment Income	(0.12)		(0.15)	(0.14)	(0.17)	(0.04)	(0.03)
Net Realized Gains	—		—	—	—	(0.21)	—

Total Dividends and Distributions	(0.12)		(0.15)	(0.14)	(0.17)	(0.25)	(0.03)

Redemption Fees	—	(1)	— (1)	—	—	—	—
Net Asset Value, End of Period/Year	$16.42		$16.10	$13.14	$11.18	$9.85	$13.34
Total Return †	2.72%		23.93%	18.89%	15.22%	(24.69)%	25.46%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$890,242		$836,934	$614,147	$492,839	$333,970	$415,395
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.91	%**	0.92%	0.92%	0.94%	0.94%	0.94%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.91	%**	0.92%	0.92%	0.94%	0.94%	0.94%
Ratio of Net Investment Income to Average Net Assets	1.12	%**	1.30%	1.23%	1.38%	1.44%	0.53%
Portfolio Turnover Rate	14	%***	16%	12%	13%	14%	13%

*	Per share data calculated using average shares method.
**	Annualized.
***	Not Annualized.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
(1)	Less than $0.005 per share.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 26 funds. The financial statements herein are those of the CIBC Atlas Disciplined Equity Fund (the “Disciplined Equity Fund”), CIBC Atlas Mid Cap Equity Fund (the “Mid Cap Equity Fund”), CIBC Atlas Income Opportunities Fund (the “Income Opportunities Fund”), CIBC Atlas All Cap Growth Fund (the “All Cap Growth Fund”), CIBC Atlas Equity Income Fund (the “Equity Income Fund”), and the CIBC Atlas International Growth Fund (the “International Growth Fund”), (each a “Fund” and collectively the “Funds”). Each Fund except for the CIBC Atlas Disciplined Equity Fund and CIBC Atlas All Cap Growth Fund, is classified as a “diversified” investment company under the 1940 Act. The CIBC Atlas Disciplined Equity Fund and CIBC Atlas All Cap Growth Fund are classified as a “non-diversified” fund. The investment objective of the Disciplined Equity Fund is to seek long-term capital appreciation and, secondarily, current income by investing primarily in equity securities of U.S. and foreign issuers. The investment objective of the Mid Cap Equity Fund is to seek long-term capital appreciation by investing primarily (at least 80% of its net assets) in equity securities of mid-capitalization companies. The investment objective of the Income Opportunities Fund is to seek current income and long-term capital appreciation by investing primarily (at least 80% of its net assets) in income producing securities. The investment objective of the All Cap Growth Fund is to seek long-term capital appreciation by investing primarily in equity securities of U.S. companies. The investment objective of the Equity Income Fund is to seek current income, and secondarily, modest capital appreciation by investing primarily (at least 80% of its net assets) in equity securities. The investment objective of the International Growth Fund is to seek long-term capital appreciation by investing primarily in common stocks of U.S. issuers and common stocks and American Depositary Receipts (“ADRs”) of foreign issuers. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

Investment companies held in the Funds’ portfolios are valued at the published net asset value.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”).

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2026, there were no securities which were fair valued by the Committee.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”) monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable “confident interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held. Such securities are classified as Level 2 in the fair value hierarchy.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period or year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2026, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Written/Purchased Options — The Income Opportunities Fund invests in financial options contracts to add return or to economically hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the written or purchased option. Premiums received from writing or paid for purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

For the six months ended April 30, 2026, the average quarterly balances for written options were as follows:

Average Market Value Balance Short for Written Options:	$(544,419)

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Net realized and unrealized gains or losses associated with written options are reported on the Statement of Operations as net realized gain or loss on written options and net change in unrealized depreciation or appreciation on written options. Written options transactions entered into during the six months ended April 30, 2026, are subject to equity risk. See Note 8.

Master Limited Partnerships (“MLPs”) — The Funds may invest in MLPs. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. To the extent that an MLP’s interests are concentrated in a particular industry or sector, such as the energy sector, the MLP will be negatively impacted by economic events adversely impacting that industry or sector. MLPs generally have two classes of owners, the general partner and limited partners.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.

The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests are not publicly traded and generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income, if any, at least annually. For each Fund, any net realized capital gains, if any, are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The International Growth Fund imposes a 1.00% redemption fee on the current value of shares redeemed less than 30 days from the date of purchase (subject to certain exceptions as disclosed in the Fund’s prospectus). For the six months ended April 30, 2026, the Fund collected $1,566 in redemption fees.

Segment Reporting — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statements disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ Principal Executive Officer and Principal Financial Officer act as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is predetermined in accordance with the Funds’ single investment objective which is executed by the Funds’ portfolio manager. The financial information in the form of the Funds’ schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2026, the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund and International Growth Fund incurred $ 355,356, $160,605, $128,063, $67,801, $78,546 and $192,604 respectively, for these services.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. For the six months ended April 30, 2026, the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities, All Cap Growth Fund, Equity Income Fund and International Growth Fund earned credits of $10,732, $5,290, $4,051, $ 8,179, $6,104 and $4,081, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, CIBC Private Wealth Advisors, Inc. (the “Adviser”) provides investment advisory services to the Disciplined Equity Fund at a fee, which is calculated daily and paid monthly at the following rates based on the average daily net assets of the Disciplined Equity Fund: 0.695% of the first $250 million, 0.670% of the next $250 million, 0.645% of the next $500 million, 0.620% of the next $1.5 billion, 0.595% of the next $ 2.5 billion, 0.570% of the next $2.5 billion, 0.545% of the next $2.5 billion and 0.520% of any amount above $10 billion.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, and International Growth Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Mid Cap Equity Fund, 0.60% of the average daily net assets of the Income Opportunities Fund, 0.82% of the average daily net assets of the All Cap Growth Fund, 0.80% of the average daily net assets of the Equity Income Fund and 0.82% of the average daily net assets of the International Growth Fund.

The Adviser contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively “excluded expenses”) from exceeding 0.80%, 1.00%, 0.85%, 1.10%, 1.10%, and 1.21% of the average daily net assets of the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, and International Growth Fund, respectively, until February 28, 2027. Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the six months ended April 30, 2026. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund’s expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its (or, with respect to the All Cap Growth Fund and Equity Income Fund) prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated at any time. As of April 30, 2026, there are no previously waived fees that are eligible to be recaptured from the Funds.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

APRIL 30, 2026

(Unaudited)

6. Capital Share Transactions:

Capital Share Transactions were as follows:

	Disciplined Equity Fund
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	852,288	26,103,962	2,038,235	65,086,968
Reinvestment of Dividends and Distributions	6,659,971	198,328,595	3,051,057	96,618,428
Redeemed	(10,442,471)	(310,585,655)	(8,165,281)	(262,481,924)
Net Decrease in Shares Outstanding from Share Transactions	(2,930,212)	(86,153,098)	(3,075,989)	(100,776,528)

	Mid Cap Equity Fund
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	1,110,436	20,593,067	3,655,387	72,850,165
Reinvestment of Dividends and Distributions	3,978,496	70,658,085	2,499,176	49,458,700
Redeemed	(10,647,136)	(198,944,453)	(7,845,069)	(156,395,511)
Net Decrease in Shares Outstanding from Share Transactions	(5,558,204)	(107,693,301)	(1,690,506)	(34,086,646)

	Income Opportunities Fund
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	809,220	12,227,078	2,512,168	40,114,875
Reinvestment of Dividends and Distributions	3,587,861	53,823,083	1,794,346	28,575,644
Redeemed	(7,866,591)	(119,958,900)	(8,810,763)	(141,598,294)
Net Decrease in Shares Outstanding from Share Transactions	(3,469,510)	(53,908,739)	(4,504,249)	(72,907,775)

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

APRIL 30, 2026

(Unaudited)

	All Cap Growth Fund
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	314,327	12,150,810	1,483,149	60,174,168
Reinvestment of Dividends and Distributions	461,129	17,222,082	715,091	28,198,948
Redeemed	(1,726,154)	(66,148,993)	(1,266,424)	(50,193,558)
Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(950,698)	(36,776,101)	931,816	38,179,558

	Equity Income Fund
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	388,295	24,535,195	813,456	49,205,346
Reinvestment of Dividends and Distributions	115,222	7,108,733	282,544	16,781,667
Redeemed	(716,594)	(45,109,517)	(1,024,507)	(61,764,593)
Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(213,077)	(13,465,589)	71,493	4,222,420

	International Growth Fund
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	5,916,559	97,299,367	11,781,392	172,385,057
Reinvestment of Dividends and Distributions	290,327	4,706,202	405,343	5,224,866
Redemption Fees	–	1,566	–	13,204
Redeemed	(3,964,328)	(64,239,187)	(6,934,336)	(97,690,232)
Net Increase in Shares Outstanding from Share Transactions	2,242,558	37,767,948	5,252,399	79,932,895

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

APRIL 30, 2026

(Unaudited)

7. Investment Transactions:

The cost of purchases and proceeds from security sales, other than short-term securities, for the six months ended April 30, 2026, are as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Disciplined Equity Fund	$141,731,052	$443,107,995	$–	$–
Mid Cap Equity Fund	46,545,292	237,828,467	–	–
Income Opportunities Fund	60,844,566	155,955,029	–	10,884,632
All Cap Growth Fund	78,906,665	137,104,940	–	–
Equity Income Fund	27,352,349	45,308,305	–	–
International Growth Fund	147,899,377	120,347,033	–	–

8. Derivative Transactions:

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of April 30, 2026 was as follows:

Asset Derivatives			Liability Derivatives
	Statements of Assets and Liability Location	Fair Value		Statements of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Income Opportunities Fund
Equity contracts	Investments, at value	$–	Equity contracts	Written Options, at value	$400,034
Total Derivatives not accounted for as hedging instruments		$–			$400,034

The effect of derivative instruments on the Statements of Operations for the six months ended April 30, 2026:

Amount of realized gain or (loss) on derivatives recognized in income:

Written Options
Income Opportunities Fund
Equity contracts	$1,026,897

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

APRIL 30, 2026

(Unaudited)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Written Options
Income Opportunities Fund
Equity contracts	$(130,437)

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences are primarily related to foreign currency gain/(loss), REITs capital gain, paydown gain/(loss), net operating losses, reclassification of distributions, investments in PFICs, perpetual bond adjustments, and partnership investments.

The tax character of dividends and distributions paid during the years ended October 31, 2025 and October 31, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Disciplined Equity Fund
2025	$10,463,696	$96,538,892	$–	$107,002,588
2024	13,864,925	58,833,232	–	72,698,157
Mid Cap Equity Fund
2025	–	52,927,441	–	52,927,441
2024	–	33,487,714	–	33,487,714
Income Opportunities Fund
2025	17,491,196	20,084,419	–	37,575,615
2024	16,056,676	–	–	16,056,676
All Cap Growth Fund
2025	7,463,036	21,342,007	–	28,805,043
2024	653	2,616,669	–	2,617,322
Equity Income Fund
2025	16,241,403	2,914,297	–	19,155,700
2024	4,323,383	–	–	4,323,383
International Growth Fund
2025	6,792,480	–	–	6,792,480
2024	6,353,603	–	–	6,353,603

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

APRIL 30, 2026

(Unaudited)

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Late-Year Loss Deferral	Capital Loss Carryforwards	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings
Disciplined Equity Fund	$5,870,000	$215,430,628	$—	$—	$986,220,662	$3	$1,207,521,293
Mid Cap Equity Fund	—	78,539,886	(2,281,646)	—	310,840,799	221	387,099,260
Income Opportunities Fund	3,057,587	55,080,915	—	—	179,299,517	(2)	237,438,017
All Cap Growth Fund	—	17,026,937	(710,756)	—	143,829,440	(5)	160,145,616
Equity Income Fund	316,839	5,323,132	—	—	135,779,288	(70)	141,419,189
International Growth Fund	6,142,973	—	—	(34,734,035)	241,291,028	3	212,699,969

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2025 through October 31, 2025. The funds can elect to treat them as arising in the first date of the following fiscal year.

The Funds have capital loss carryforwards as follows:

	Short-Term Loss	Long-Term Loss	Total
International Growth Fund	$24,733,824	$10,000,211	$34,734,035

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation/(depreciation) difference is attributable primarily to wash sales, investment in Partnerships, and perpetual bonds.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2026, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Disciplined Equity Fund	$678,316,985	$817,068,710	$(15,753,112)	$801,315,598
Mid Cap Equity Fund	412,020,637	297,068,443	(38,785,625)	258,282,818
Income Opportunities Fund	384,392,798	149,062,872	(9,256,347)	139,806,525
All Cap Growth Fund	162,402,666	127,965,472	(182,364)	127,783,108
Equity Income Fund	199,266,453	152,203,600	(1,989,835)	150,213,765
International Growth Fund	631,577,010	282,413,990	(34,937,952)	247,476,038

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders' investments in the Funds are set forth below.

Equity Risk (Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Securities Risk (Disciplined Equity Fund) — The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Currency Risk (Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Small- and Mid-Capitalization Company Risk (Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and midsized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

Preferred Stock Risk (Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund) — Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Interest Rate Risk (Income Opportunities Fund) — The risk that the value of fixed income securities will fall due to rising interest rates.

Credit Risk (Income Opportunities Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Corporate Fixed Income Securities Risk (Income Opportunities Fund) — The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

U.S. Government Securities Risk (Income Opportunities Fund) — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Management Risk (Disciplined Equity Fund, Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

Market Risk (Disciplined Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Convertible Securities Risk (Income Opportunities Fund, Equity Income Fund) — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Investment Style Risk (Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other equity funds that use differing investing styles.

Fixed Income Market Risk (Income Opportunities Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

Mortgage-Backed Securities Risk (Income Opportunities Fund) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk (Income Opportunities Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

High Yield Bond Risk (Income Opportunities Fund) — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Derivatives Risk (Income Opportunities Fund) — The Fund’s use of put and call options is subject to market risk, leverage risk, correlation risk, liquidity risk, credit risk and valuation risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Leverage Risk (Income Opportunities Fund) — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk (Income Opportunities Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

Risks of Investing in Other Investment Companies (Income Opportunities Fund) — To the extent the Fund invests in other investment companies, such as ETFs and closed end funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Depositary Receipts Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Depositary receipts, including ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. The Fund may invest in unsponsored ADRs, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

Emerging Markets Securities Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Large-Capitalization Company Risk (Disciplined Equity, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

MLPs Risk (Equity Income Fund) — To the extent that an MLP’s interests are all in a particular industry, such as the energy industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors Energy companies are affected by worldwide energy prices and costs related to energy production. These companies may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

REIT Risk (Equity Income Fund, International Growth Fund) — REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs may concentrate their investments in specific geographic areas or in specific property types, and are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes and losses from casualty or condemnation; and other factors outside the control of the issuer of the security.

Foreign Issuer Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Investing in foreign issuers, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign issuers are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Foreign Company Risk (Mid Cap Equity Fund, Income Opportunities Fund) — Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

Mid-Capitalization Company Risk (Mid Cap Equity Fund) — The mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, the mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Micro-Capitalization Company Risk (All Cap Growth Fund and Equity Income Fund) — Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Sector Focus Risk (Equity Income Fund) — To the extent that a Fund is, from time to time, more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

Information Technology Sector Risk (Equity Income Fund) — Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Financials Sector Risk (Equity Income Fund) — Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

American Depositary Receipts Risk (International Growth Fund) — Depositary receipts, including ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. The Fund may invest in unsponsored ADRs, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

Non-Diversified Risk (Disciplined Equity Fund and All Cap Growth Fund) – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

11. Line of Credit:

The Funds entered into an agreement on July 28, 2025, which enables them to participate in a $30 million uncommitted revolving line of credit with the Custodian. The agreement expires on July 27, 2026. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. During and as of the six months ended April 30, 2026, there were no borrowings in the Funds.

12. Concentration of Shareholders:

At April 30, 2026, the percentage of total shares outstanding held by shareholders owning 10% or greater for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders, was as follows:

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026 (Unaudited)

	No. of Shareholders	% Ownership
Disciplined Equity Fund	4	86%
Mid Cap Equity Fund	5	97%
Income Opportunities Fund	5	97%
All Cap Growth Fund	2	90%
Equity Income Fund	2	86%
International Growth Fund	4	89%

13. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

14. Recent Accounting Pronouncement:

The Funds adopted FASB Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of their operations.

15. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2026

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

On December 23, 2025, the Board approved the change in the All Cap Growth Fund’s classification under 1940 Act, as amended, from “diversified” to “non-diversified” and to eliminate the All Cap Growth Fund’s related fundamental investment policy, subject to shareholder approval. At a Special Meeting of Shareholders on February 26, 2026, All Cap Growth Fund shareholders approved the change in diversification. The results of votes taken among shareholders on the proposal before them are reported below.

	Shares Voted	% of Shares Voted	% of Shares Outstanding
For	6,591,154	99.75%	78.39%
Against	14,033	0.21%	0.17%
Abstain	2,201	0.03%	0.03%

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

CIBC Atlas Funds

PO Box 219009

Kansas City, MO 64121-9009

1-855-328-3863

Adviser:

CIBC Private Wealth Advisors, Inc.

181 West Madison Street, 36th Floor

Chicago, IL 60602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

ATF-SA-001-1300

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 6, 2026